Cover	May 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On May 14, 2025, ZW Data Action Technologies Inc (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the U.S. Securities and Exchange Commission, which included, among other disclosures, information regarding certain agreements entered into by the Company. The Company is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) solely to correct inaccuracies regarding the number of shares and the consideration amount disclosed in connection with the transaction contemplated under Agreement 3 (as defined below). No other changes have been made to the Original report; however, this Amendment hereby restates and supersedes in its entirety the disclosures included in the Original Report.
Document Period End Date	May 08, 2025
Entity File Number	001-34647
Entity Registrant Name	ZW Data Action Technologies Inc.
Entity Central Index Key	0001376321
Entity Tax Identification Number	20-4672080
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 1811, Xinghuo Keji Plaza
Entity Address, Address Line Two	No. 2 Fufeng Road
Entity Address, Address Line Three	Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100070
City Area Code	10
Local Phone Number	60846616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CNET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false